18. LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases Tables Abstract
Future minimum payments of operating leases
	12.31.2018	12.31.2017
2018	-	124
2019	155	125
2020	138	52
2021	103	5
Total future minimum lease payments	396	306

Future minimum collections from operating leases
	12.31.2018	12.31.2017
2018	-	202
2019	174	194
Total future minimum lease collections	174	396